Schedule of Shareholder Loans Outstanding (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Shareholder loans – nonconvertible	$ 654	$ 654	$ 454
Shareholder loans – convertible	1,600	1,600
Accrued interest	78	65	11
Total loan – related party	$ 2,332	$ 2,319	$ 465